Related Party Transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions
Revenues		$ (674,089)	$ (668,637)	$ (618,344)
Loss on disposal of non-current assets		572
General and administrative expenses		47,249	47,385	41,993
Voyage expenses and commissions		21,883	23,772	20,374
Net pool allocation			4,264	(17,818)
Egypt LNG Shipping Ltd / Associate
Transactions
Loss on disposal of non-current assets	$ 572
Egypt LNG Shipping Ltd / Associate | Vessel management services
Transactions
Revenues		(703)	(703)	(703)
Egypt LNG Shipping Ltd / Associate | Sale of office property
Transactions
Loss on disposal of non-current assets		572
Nea Dimitra Property | Office rent and utilities
Transactions
General and administrative expenses		478	411	934
Nea Dimitra Property | Office rent
Transactions
Financial costs and depreciation		669	642
Nea Dimitra Property | Other office services
Transactions
General and administrative expenses		1	1
Seres S.A. | Catering services
Transactions
General and administrative expenses		268	361	372
Seres S.A. | Consultancy services
Transactions
General and administrative expenses		56	55	56
Chartwell Management Inc. | Travel expenses
Transactions
General and administrative expenses		23	284
Ceres Monaco S.A.M. | Travel expenses
Transactions
General and administrative expenses		1	13
Ceres Monaco S.A.M. | Professional services
Transactions
General and administrative expenses		144	144	144
A.S. Papadimitriou and Partners Law Firm
Transactions
General and administrative expenses		0	0	4
A.S. Papadimitriou and Partners Law Firm | Professional services
Transactions
General and administrative expenses				4
The Cool Pool Limited / Joint venture
Transactions
Revenues			(45,253)	(102,253)
Voyage expenses and commissions			8,086	10,154
Net pool allocation			4,264	(17,818)
The Cool Pool Limited / Joint venture | Pool gross revenues
Transactions
Revenues			(45,253)	(102,253)
The Cool Pool Limited / Joint venture | Pool gross bunkers
Transactions
Voyage expenses and commissions			7,255	8,908
The Cool Pool Limited / Joint venture | Pool other voyage expenses
Transactions
Voyage expenses and commissions			831	1,246
The Cool Pool Limited / Joint venture | Adjustment for net pool allocation
Transactions
Net pool allocation			4,264	(17,818)
Ceres Shipping Ltd | Travel expenses
Transactions
General and administrative expenses		$ 1		$ 38
Ceres Shipping Ltd | Professional services
Transactions
General and administrative expenses			$ 10